united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Probabilities VIT Fund

Semi-Annual Report
June 30, 2019

1-855-227-7204

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Probabilities VIT Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Probabilities VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures for the period ended June 30, 2019 compared to its benchmark

				Since
Average Annualized Returns	Six Months	One Year	Five Year^	Inception*^
Probabilities VIT Fund – Class 1	17.27%	6.52%	3.22%	3.19%
Probabilities VIT Fund – Class 2	17.18%	6.37%	3.08%	3.04%
S&P 500 Total Return Index**	18.54%	10.42%	10.71%	12.76%

*	The Fund commenced operations on April 29, 2013.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

^	Annualized.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The Fund’s total operating expenses, gross of waiver and reimbursement, are 3.22% and 3.36% for Class 1 and Class 2, respectively, per the Fund’s May 1, 2019 prospectus. The total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-855-227-7204.

Portfolio Composition as of June 30, 2019

Holdings by Type of Investment	Percent of Net Assets
Exchange Traded Funds	76.78%
Short-Term Investments	39.93%
Liabilities in Excess of Other Assets	(16.71)%
Net Assets	100.00%

Please refer to the Portfolio of Investments for a more detailed listing of the Fund’s holdings.

Probabilities VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 76.78%
	EQUITY FUNDS - 76.78%
22,260	Direxion Daily S&P 500 Bull 3X	$1,143,051
6,610	Invesco QQQ Trust Series 1	1,234,351
11,030	Proshares UltraPro Dow30	1,132,891
18,260	ProShares UltraPro QQQ	1,127,920
4,650	SPDR Dow Jones Industrial Average ETF Trust	1,236,203
4,570	Vanguard S&P 500 ETF	1,230,016
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,043,729)	7,104,432

	SHORT-TERM INVESTMENT - 39.93%
3,694,822	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.25% ^	3,694,822
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,694,822)

	TOTAL INVESTMENTS - 116.71% (Cost - $10,738,551)	$10,799,254
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.71)%	$(1,546,087)
	NET ASSETS - 100.0%	$9,253,167

ETF - Exchange Traded Fund.

^	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

ASSETS
Investments in securities at fair value (cost, $10,738,551)	$10,799,254
Receivable for securities sold	3,015,936
Due from Advisor	1,865
Dividends and interest receivable	57,233
Prepaid expenses and other assets	1,348
TOTAL ASSETS	13,875,636

LIABILITIES
Payable for securities purchased	4,610,057
Payable for fund shares redeemed	1,973
Payable to related parties	5,924
Distribution (12b-1) fees payable	3,036
Accrued expenses and other liabilities	1,479
TOTAL LIABILITIES	4,622,469
NET ASSETS	$9,253,167

Net Assets Consist Of:
Paid in capital	$9,791,740
Accumulated loss	(538,573)
NET ASSETS	$9,253,167

Class 1 Shares:
Net Assets	$7,003,230
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	859,027
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.15

Class 2 Shares:
Net Assets	$2,249,937
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	279,519
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.05

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME
Dividends	$53,324
Interest	39,573
TOTAL INVESTMENT INCOME	92,897

EXPENSES
Investment advisory fees	67,891
Distribution (12b-1) fees- Class 1	13,945
Distribution (12b-1) fees- Class 2	5,223
Administrative services fees	19,230
Transfer agent fees	16,165
Accounting services fees	11,745
Compliance officer fees	8,969
Trustees’ fees and expenses	8,528
Audit fees	8,239
Printing and postage expenses	2,797
Custodian fees	2,000
Legal fees	1,964
Miscellaneous expenses	101
TOTAL EXPENSES	166,797
Fees waived by the Advisor	(52,656)
NET EXPENSES	114,141

NET INVESTMENT LOSS	(21,244)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	1,337,524
Net change in unrealized appreciation on investments	290,350
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,627,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,606,630

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(21,244)	$(275,407)
Net realized gain (loss) from investment transactions	1,337,524	(1,885,968)
Net change in unrealized appreciation (depreciation) on investments	290,350	(200,632)
Net increase (decrease) in net assets resulting from operations	1,606,630	(2,362,007)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	—	(1,881,905)
Class 2	—	(443,954)
Net decrease in net assets from distributions to shareholders	—	(2,325,859)

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	918,010	1,654,509
Net asset value of shares issued in reinvestment of distributions	—	1,881,903
Payments for shares redeemed	(3,646,280)	(8,053,116)
Net decrease in net assets from shares of beneficial interest	(2,728,270)	(4,516,704)
Class 2:
Proceeds from shares sold	75,079	22,810
Net asset value of shares issued in reinvestment of distributions	—	443,952
Payments for shares redeemed	(143,103)	(1,199,151)
Net decrease in net assets from shares of beneficial interest	(68,024)	(732,389)

Total Net Decrease in Net Assets From Beneficial Interest Transactions	(2,796,294)	(5,249,093)

TOTAL DECREASE IN NET ASSETS	(1,189,664)	(9,936,959)

NET ASSETS
Beginning of period	10,442,831	20,379,790
End of period	$9,253,167	$10,442,831

SHARE ACTIVITY
Class 1
Shares sold	116,305	165,430
Shares reinvested	—	293,131
Shares redeemed	(473,703)	(792,831)
Net decrease in shares of beneficial interest outstanding	(357,398)	(334,270)

Class 2
Shares sold	9,647	2,272
Shares reinvested	—	70,024
Shares redeemed	(19,757)	(119,308)
Net decrease in shares of beneficial interest outstanding	(10,110)	(47,012)

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 1
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
	(Unaudited)

Net asset value, beginning of period	$6.95	$10.81	$9.35	$9.14	$10.95	$10.44
Activity from investment operations:
Net investment loss (1)	(0.02)	(0.18)	(0.11)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments (5)	1.22	(1.66)	1.57	0.39	(0.36)	0.71
Total from investment operations	1.20	(1.84)	1.46	0.21	(0.56)	0.51
Less distributions from:
Net realized gains	—	(2.02)	—	—	(1.25)	—
Total distributions	—	(2.02)	—	—	(1.25)	—
Net asset value, end of period	$8.15	$6.95	$10.81	$9.35	$9.14	$10.95
Total return (2,6)	17.27%	(15.47)%	15.61%	2.30%	(5.44)%	4.89%
Net assets, end of period (000s)	$7,003	$8,454	$16,767	$15,982	$25,802	$33,421
Ratio of gross expenses to average net assets (3,7)	3.28%	2.98%	2.78%	2.45%	2.22%	2.12%
Ratio of net expenses to average net assets (3,7)	2.24%	2.24%	2.24%	2.24%	2.22%	2.12%
Ratio of net investment loss to average net assets (3,4,7)	(0.42)%	(1.76)%	(1.10)%	(2.04)%	(1.98)%	(1.97)%
Portfolio Turnover Rate (6)	1150%	1900%	2376%	1754%	1557%	2052%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(5)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods of less than one year.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 2
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the	For the	For the		For the	For the	For the
	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2019	December 31, 2018	December 31, 2017		December 31, 2016	December 31, 2015	December 31, 2014
	(Unaudited)

Net asset value, beginning of period	$6.87	$10.73	$9.29		$9.10	$10.93	$10.43
Activity from investment operations:
Net investment loss (1)	(0.02)	(0.19)	(0.12)		(0.20)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments (5)	1.20	(1.65)	1.56		0.39	(0.36)	0.72
Total from investment operations	1.18	(1.84)	1.44		0.19	(0.58)	0.50
Less distributions from:
Net realized gains	—	(2.02)	—		—	(1.25)	—
Total distributions	—	(2.02)	—		—	(1.25)	—
Net asset value, end of period	$8.05	$6.87	$10.73		$9.29	$9.10	$10.93
Total return (2,7)	17.18%	(15.57)%	15.50	% (6)	2.09%	(5.64)%	4.79%
Net assets, end of period (000s)	$2,250	$1,989	$3,612		$3,745	$8,776	$11,827
Ratio of expenses to average net asset, before waivers (3,8)	3.43%	3.12%	2.93%		2.59%	2.47%	2.27%
Ratio of expenses to average net assets, after waiver (3,8)	2.39%	2.39%	2.39%		2.39%	2.39%	2.27%
Ratio of net investment loss to average net assets (3,4,8)	(0.45)%	(1.89)%	(1.21)%		(2.22)%	(2.16)%	(2.12)%
Portfolio Turnover Rate (7)	1150%	1900%	2376%		1754%	1557%	2052%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(5)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized for periods less than one year.

(8)	Annualized for periods of less than one year.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The Probabilities VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005, under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Classes 1 and 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid prices and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,104,432	$—	$—	$7,104,432
Short-Term Investments	3,694,822	—	—	3,694,822
Total	$10,799,254	$—	$—	$10,799,254

The Fund did not hold any Level 3 securities during the period.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Security Transactions and Related Income – Security transactions are accounted for the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Principal Investment Risk - As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

General Market Risk - The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

Market Risk - Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

ETF Risk - ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Additional risks of investing in ETFs are described in the Fund’s prospectus.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investment strategies.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Fund’s December 31, 2019 year-end tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to the Fund are charged to the Fund. Expenses, which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $69,808,003 and $70,456,910, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Probabilities Fund Management, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Advisor earned advisory fees of $67,891.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Advisor)) will not exceed 2.24% and 2.39% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended June 30, 2019, the Advisor waived $52,656 in advisory fees. These fee waivers and expense reimbursements are subject to possible recoupment form the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

As of December 31, 2018, the Advisor has $282,208 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

December 31, 2019	December 31, 2020	December 31, 2021	Total
$55,810	$112,801	$113,597	$282,208

Any previously waived fees for years ending prior to 2015 have now expired from potential recoupment.

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plan”) for each of Class 1 and Class 2 shares, pursuant to which the Fund may pay the Fund’s distributor an annual fee for distribution and shareholder servicing expense of 0.35% and 0.50% of the Fund’s average daily net assets attributable to Class 1 and Class 2 shares, respectively, which is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended June 30, 2019, pursuant to the Plans, the Fund incurred $13,945 and $5,223 for Class 1 and Class 2 shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, Jefferson National Life Insurance Co., held approximately 75% of the voting securities of the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at June 30, 2019, was as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Depreciation
Probabilities VIT	$10,671,297	$127,957	$—	$127,957

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2018 were as follows:

Fiscal Year Ended
December 31, 2018
Ordinary Income	$2,325,774
Long-Term Capital Gain	—
Return of Capital	85
$2,325,859

There were no distributions paid for the years ended December 31, 2017.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(1,848,302)	$—	$(296,901)	$(2,145,203)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2018, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total
$—	$1,848,302	$—	$1,848,302

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and the reclassification of fund distributions, resulted in reclassification for the year ended December 31, 2018 as follows:

Paid
In	Accumulated
Capital	Gains (Loss)
$(275,492)	$275,492

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Goldman Sachs Financial Square Government Fund - Institutional Class (the “Security”). The Fund may redeem its investment in the Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The financial statements of the Security, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the Security was 39.9%.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

interim periods within those fiscal years. Early adoption is allowed. The amendments have been adapted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Probabilities VIT Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2019 through June 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period*
	1/1/19	6/30/19	Ratio	1/1/19 – 6/30/19
Actual
Class 1	$1,000.00	$1,172.70	2.24%	$12.07
Class 2	$1,000.00	$1,171.80	2.39%	$12.87
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,013.69	2.24%	$11.18
Class 2	$1,000.00	$1,012.94	2.39%	$11.93

*	Expenses are equal to the average account value over the period beginning January 1, 2019, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended June 30, 2019 (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-227-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-227-7204.

INVESTMENT ADVISOR
Probabilities Fund Management, LLC
1665 Union Street, Suite A
San Diego, CA 92101

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/9/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/9/19